Revenues - Summary of Revenue By Channel for Respective Periods (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 3,393,414	$ 464,896	¥ 3,414,774	¥ 3,706,122
Sales to End Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	2,812,370		2,890,229	3,145,807
Sales to Distributor Customers
Disaggregation Of Revenue [Line Items]
Total net revenues	572,541		514,781	546,543
Others Channels
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 8,503		¥ 9,764	¥ 13,772